U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.)      Name and address of issuer:

         Transamerica Occidental Life Insurance Company
          1150 South Olive Street
          Los Angeles, CA  90015-2211

2.)      Name of each series or class of funds for which this notice is filed:

          Separate Account VA-5

3.)      Investment Company Act File Number:                    811-8158
         Securities Act File Number:                            33-71746

4.)      Last day of fiscal year for which this notice
         is filed:                                              12/31/95

5.) Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
         24f-2 declaration.                                      [    ]

6.)      Date of termination of issuer's declaration
         under rule 24f-2(a)(1), if applicable:                   N/A

7.) Number and amount of securities of the the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained
         unsold at the beginning of the fiscal year:              N/A

8.)      Number and amount of securities registered
         during the fiscal year other than pursuant
         to rule 24f-2:                                           N/A

9.)      Number and aggregate sale price of securities
         sold during the fiscal year:                          $106,910,963.34


10.)     Number and aggregate sale price of securities
         sold during the fiscal year in reliance upon
         registration pursuant to rule 24f-2:                  $106,910,963.34

11.)     Number and aggregate sale price of securities
         issued during the fiscal year in connection
         with dividend reinvestment plans, if applicable:         N/A

12.)     Calculation of Registration Fee:

         (i) Aggregate sale price of securities sold
             during the fiscal year in reliance on
             rule 24f-2 (from Item 10):                        106,910,963.34



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         (ii) Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from Item 11, if applicable):               NA

         (iii) Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                            61,291,574.44

         (iv)  Aggregate price of shares redeemed
               or repurchased and previously applied
               as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):          0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii),
              plus line (iv)] (if applicable):             45,619,388.90

         (vi) Multiplier prescribed by Section 6(b)
              of the Securities Act of 1933
              or other applicable law or regulation:       1/2900

         (vii)    Fee due [line (i) or line (v)
                  multiplied by line (vi)]:                   15,730.82

13.)     Check box if fees are being remitted to the
         Commission's lockbox depository as described
         in section 3a of the Commission's Rules of
         Informal and Other Procedures (17 CFR 202.3a).     [ X  ]

         Date of mailing or wire transfer of filing
         fees to the Commission's lockbox depository:       2-16-96




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                                            By:  /s/James B. Roszak
                                                     JAMES B. ROSZAK
                                             PRESIDENT, LIFE INSURANCE DIVISION
                                             AND CHIEF MARKETING OFFICER

Date:  2-26-96

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